Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2023
Registrant Name	dei_EntityRegistrantName	FRANKLIN GOLD & PRECIOUS METALS FUND
Entity Central Index Key	dei_EntityCentralIndexKey	0000083293
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 27, 2023
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2023
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A
Prospectus Date	rr_ProspectusDate	Dec. 01, 2023